7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
NOTE 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

NOTE 7 – PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	June 30,	December 31,
	2013	2012
	(unaudited)

Buildings and leasehold improvements	$73,976	$1,512
Furniture and fixtures	6,539	6,189
Machinery and equipment	6,155	—
Company automobiles	1,867	1,730
Total	88,537	9,431

Less: accumulated depreciation and amortization	(5,706)	(4,446)
Property, equipment and leasehold improvements, net	$82,831	$4,985

Depreciation and amortization expense for the operations was approximately $869, $496, $1,342 and $919 for the three months and six months ended June 30, 2013 and 2012, respectively.